Material partly-owned subsidiaries (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cost of sales	S/ (796,206)	S/ (732,956)	S/ (736,530)
Administrative expenses	(172,141)	(195,617)	(193,376)
Loss before income tax	116,141	128,417	198,110
Income tax	40,995	47,032	78,627
Total comprehensive loss	106,899	53,534	84,643
Attributable to non-controlling interest	(1,553)	(13,151)	(3,280)
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Sales of goods		11	1,965
Cost of sales		(626)	(6,881)
Administrative expenses		(1,068)	(8,694)
Other income (expenses)		153	(1,006)
Finance (expense) income		(237)	(793)
Loss before income tax		(1,767)	(15,409)
Income tax		551	6,399
Total comprehensive loss		(1,216)	(9,010)
Attributable to non-controlling interest		(365)	(2,703)
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Sales of goods
Cost of sales
Administrative expenses	(2,579)	(3,864)	(3,829)
Other income (expenses)	(43)	(40,816)	52
Finance (expense) income	2	3	(114)
Loss before income tax	(2,620)	(44,677)	(3,891)
Income tax		(6,265)	1,591
Total comprehensive loss	(2,620)	(50,942)	(2,300)
Attributable to non-controlling interest	S/ (1,553)	S/ (12,786)	S/ (577)